Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Voting common stock	Additional paid-in capital	Retained earnings (Accumulated deficit)	Accumulated other comprehensive income (loss)
Balance at Mar. 28, 2009	$ 34,968	$ 60,895	$ 15,702	$ (44,369)	$ 2,740
Balance, shares at Mar. 28, 2009		11,390,377
Net income (loss)	(19,471)			(19,471)
Cumulative translation adjustment	2,864				2,864
Total comprehensive income/loss	(16,607)
Compensation expense resulting from SARS granted to Directors	1		1
Compensation expense resulting from amendment of previously granted SARS and stock options to Management	25		25
Balance at Mar. 27, 2010	18,387	60,895	15,728	(63,840)	5,604
Balance, shares at Mar. 27, 2010		11,390,377
Net income (loss)	(7,746)			(7,746)
Cumulative translation adjustment	675				675
Total comprehensive income/loss	(7,071)
Compensation expense resulting from stock options granted to Management	19		19
Exercise of stock options, shares		128
Compensation expense resulting from amendment of previously granted stock options to employees	5		5
Balance at Mar. 26, 2011	11,340	60,895	15,752	(71,586)	6,279
Balance, shares at Mar. 26, 2011		11,390,505
Net income (loss)	219			219
Cumulative translation adjustment	(11)				(11)
Total comprehensive income/loss	208
Compensation expense resulting from stock options granted to Management	79		79
Exercise of stock options	1	1
Exercise of stock options, shares		1,080
Balance at Mar. 31, 2012	$ 11,628	$ 60,896	$ 15,831	$ (71,367)	$ 6,268
Balance, shares at Mar. 31, 2012		11,391,585